DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2137 The Woodlands, TX 77380	F (281) 702-2137 P (888) 862-1719

January 30, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re: Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 52 (“PEA#52”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 51 under the Securities Act of 1933.

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return information in Post-Effective Amendment No. 50.

We have reviewed the amendment, and we represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions or comments concerning this PEA#52 to the undersigned at the above number.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/ David D. Jones, Esq.
DAVID D. JONES, ESQ.